Flight Equipment Spare Parts - Summary of Movements in Provision for Impairment of Flight Equipment Spare Parts (Detail) - Provision written off in relation to disposal of spare parts [member] - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [Line Items]
Beginning balance	¥ 325	¥ 828
Accrual (Note 9)	153
Amount written off in relation to disposal of spare parts	(233)	(503)
Ending balance	¥ 245	¥ 325